Prepayments and Other Assets	6 Months Ended
Apr. 30, 2026
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 4 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	April 30, 2026	October 31, 2025

Prepayments for fuel and other costs	$6,821,869	$8,125,053
Prepaid keyman insurance*	1,119,556	1,108,848
Others	161,808	77,875
Total	$8,103,233	$9,311,776
Including:
Prepayments, prepaid expense and other current assets	$7,263,566	$8,481,387
Prepayments, prepaid expenses and other non-current assets	$839,667	$830,389

*	On February 14, 2020, the Company purchased a keyman insurance policy for its principal shareholder at a cost of $916,923. As of April 30, 2026, the surrender value was $831,506. On September 25, 2025, the Company purchased a new keyman insurance for its management at a cost of $367,729. As of April 30, 2026, the surrender value was $288,050.